Significant Transactions with Related Parties and Non-controlling Shareholders of Subsidiaries	6 Months Ended
Jun. 30, 2025
Significant Transactions with Related Parties and Non-controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-controlling Shareholders of Subsidiaries

17.  Significant Transactions with Related Parties and Non-controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(i)	Transactions with related parties:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison Holdings Limited (“CK Hutchison”)	—	4
An equity investee	727	1,998
	727	2,002
Revenue from research and development services from:
An equity investee	—	236
Purchase from:
An equity investee	1,795	1,452
Rendering of management services from:
An indirect subsidiary of CK Hutchison	519	535

(ii)	Balances with related parties included in:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Accounts receivable—related parties
An equity investee (note (a))	405	452
Amounts due from related parties
An equity investee (note (a) and (b))	50,662	7,899
Accounts payable—related parties
An equity investee (note (a))	647	—
Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (c) and (e))	1,929	1,928
An equity investee (note (a) and (d))	73	88
	2,002	2,016
Other non-current liabilities
An equity investee (note (d))	109	142
An indirect subsidiary of CK Hutchison (note (e))	6,650	6,475
	6,759	6,617

Notes:

(a)

Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities, excluding non-current portion of the dividends receivable which has been discounted. No allowance for credit losses has been made for amounts due from related parties for the six months ended June 30, 2025 and the year ended December 31, 2024.

(b)	As at June 30, 2025 and December 31, 2024, dividend receivable of US$50,002,000 and US$6,795,000 was included in amounts due from related parties respectively.
(c)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Includes other deferred income representing amounts recognized from granting of commercial, promotion and marketing rights.
(e)

As at June 30, 2025 and December 31, 2024, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables, accruals and advance receipts. As at June 30, 2025 and December 31, 2024, US$6,650,000 and US$6,475,000 of the branding liability payable was included in other non-current liabilities respectively.

(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Sales	26,991	29,395
Purchases	355	127
Dividends declared	—	1,000
Distribution service fee	107	108

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Accounts receivable	7,165	8,084
Accounts payable	98	77
Other payables, accruals and advance receipts	327	427